WARRANT DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Warrant Liability [Abstract]
Summary of Warrant Derivative Liability

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
		$
As at December 31, 2019	21,203,411	3,621
Issuance	15,257,252	10,692
Exercised	(7,257,252)	(5,948)
Items that were classified to net loss:
Expired	(233,740)	(26)
Change in fair value	-	27,882
Foreign exchange impact	-	96
As at December 31, 2020	28,969,671	36,317
Exercised	(8,000,000)	(15,722)
Items that were classified to net loss:
Expired	(2,014,390)	(274)
Change in fair value	-	(15,434)
Foreign exchange impact	-	43
As at December 31, 2021	18,955,281	4,930

Summary of Warrants Outstanding

As at December 31, 2021, the following derivative warrants were outstanding:

Issue Date	Expiry Date	Exercise Price	Currency	Number Issued	Number Outstanding
					$
29-Jun-17	29-Jun-22	6.00	CAD	1,612,955	75,810
21-Jul-17	29-Jun-22	6.00	CAD	370,567	370,567
24-Aug-17	24-Aug-22	6.00	CAD	563,067	563,067
5-Dec-17	5-Dec-22	18.00	CAD	1,533,333	1,533,333
10-Apr-18	10-Apr-23	10.50	CAD	1,126,665	1,126,665
10-May-18	10-Apr-23	10.50	CAD	168,889	168,889
10-Aug-18	10-Aug-23	2.92	USD	7,679,574	6,661,068
21-Mar-19	21-Mar-24	3.95	USD	8,455,882	8,445,882
Balance at December 31, 2021				21,510,932	18,955,281